STOCK OPTION PLANS (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Options, Outstanding at beginning of year	3,057,000	3,287,000
Options, Granted	0	0	1,000,000
Options, Exercised	0	0
Options, Expired/Forfeited	(58,000)	(230,000)
Options, Vested	0	0
Options, Outstanding at end of year	2,999,000	3,057,000	3,287,000
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.51	$ 1.41
Weighted Average Exercise Price, Options Granted	$ 0	$ 0	$ 0.1
Weighted Average Exercise Price, Options Exercised	$ 0	$ 0
Weighted Average Exercise Price, Options Expired/Forfeited	$ 0.10	$ 0.10
Weighted Average Exercise Price, Options Vested	$ 0	$ 0
Weighted Average Exercise Price, Outstanding at end of year	$ 1.53	$ 1.51	$ 1.41